SLM Student Loan Trust 2011-1
Monthly Servicing Report

Distribution Date	07/25/2011
Collection Period	06/01/2011 - 06/30/2011

SLM Funding LLC -	Depositor
Sallie Mae, Inc. -	Master Servicer and Administrator
Deutsche Bank Trust Company Americas -	Indenture Trustee
The Bank of New York Mellon Trust Company, N.A. -	Eligible Lender Trustee
SLM Investment Corp. -	Excess Distribution Certificateholder

I. Deal Parameters

A	Student Loan Portfolio Characteristics		03/03/2011	05/31/2011	06/30/2011
	Principal Balance		$752,091,553.60	$754,049,284.10	$751,460,039.40
	Interest to be Capitalized Balance		7,178,868.62	7,111,887.77	6,375,448.01

	Pool Balance		$759,270,422.22	$761,161,171.87	$757,835,487.41
	Capitalized Interest Account Balance		$65,100,000.00	$65,100,000.00	$65,100,000.00
	Specified Reserve Account Balance		1,931,510.00	1,902,902.93	1,894,588.72

	Adjusted Pool (1)		$826,301,932.22	$828,164,074.80	$824,830,076.13

	Weighted Average Coupon (WAC)		5.64%	5.67%	5.67%
	Number of Loans		62,997	63,003	62,765
	Aggregate Outstanding Principal Balance - Tbill			$943,197.30	$914,302.40
	Aggregate Outstanding Principal Balance - Commercial Paper			$760,217,974.57	$756,921,185.01
	Pool Factor			0.985189356	0.980884842
	Since Issued Constant Prepayment Rate			(0.63)%	(0.37)%

	(1) The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than 40% of the original pool.

B	Debt Securities	Cusip/Isin	05/31/2011		07/25/2011
	A1	83149VAA7	$571,468,074.80		$568,134,076.13
	A2	83149VAB5	$200,000,000.00		$200,000,000.00
	B	83149VAC3	$24,370,000.00		$24,370,000.00

C	Account Balances		05/31/2011		07/25/2011
	Reserve Account Balance		$1,902,902.93		$1,894,588.72
	Capitalized Interest Account Balance		$65,100,000.00		$65,100,000.00
	Floor Income Rebate Account		$1,320,560.70		$2,594,464.63
	Supplemental Loan Purchase Account		$-		$-

D	Asset / Liability		05/31/2011		07/25/2011
	Adjusted Pool Balance + Supplemental Loan Purchase		$828,164,074.80		$824,830,076.13
	Total Notes		$795,838,074.80		$792,504,076.13
	Difference		$32,326,000.00		$32,326,000.00
	Parity Ratio		1.04062		1.04079

Trust 2011-1 Monthly Servicing Report: Collection Period 06/01/2011 - 06/30/2011, Distribution Date 07/25/2011

II. Trust Activity 06/01/2011 through 06/30/2011

A	Student Loan Principal Receipts
	Borrower Principal	3,918,920.35
	Guarantor Principal	140,681.33
	Consolidation Activity Principal	376,880.13
	Seller Principal Reimbursement	326.72
	Servicer Principal Reimbursement	-
	Rejected Claim Repurchased Principal	-
	Other Principal Deposits	-

	Total Principal Receipts	$4,436,808.53

B	Student Loan Interest Receipts
	Borrower Interest	2,014,826.37
	Guarantor Interest	3,301.96
	Consolidation Activity Interest	2,139.65
	Special Allowance Payments	0.00
	Interest Subsidy Payments	0.00
	Seller Interest Reimbursement	0.00
	Servicer Interest Reimbursement	0.00
	Rejected Claim Repurchased Interest	0.00
	Other Interest Deposits	17,942.04

	Total Interest Receipts	$2,038,210.02

C	Reserves in Excess of Requirement	$8,314.21

D	Investment Income	$4,162.46

E	Funds Borrowed from Next Collection Period	$-

F	Funds Repaid from Prior Collection Period	$-

G	Loan Sale or Purchase Proceeds	$-

H	Initial Deposits to Collection Account	$-

I	Excess Transferred from Other Accounts	$-

J	Other Deposits	$-

K	Funds Released from Capitalized Interest Account	$-

L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	$-
	Consolidation Loan Rebate Fees to Dept. of Education	$(666,627.86)
	Floor Income Rebate Fees to Dept. of Education	$-
	Funds Allocated to the Floor Income Rebate Account	$(1,273,903.93)

M	AVAILABLE FUNDS	$4,546,963.43

N	Non-Cash Principal Activity During Collection Period	$(1,847,563.83)

O	Non-Reimbursable Losses During Collection Period	$416.20

P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	$-

Q	Aggregate Loan Substitutions	$-

Trust 2011-1 Monthly Servicing Report: Collection Period 06/01/2011 - 06/30/2011, Distribution Date 07/25/2011

III. 2011-1 Portfolio Characteristics

	06/30/2011				05/31/2011
	Wtd Avg				Wtd Avg
	Coupon	#Loans	Principal	% of Principal	Coupon	#Loans	Principal	% of Principal

INTERIM:
DEFERMENT	5.61%	6,195	$80,375,182.53	10.696%	5.59%	6,332	$81,561,292.54	10.816%

REPAYMENT:
CURRENT	5.56%	47,073	$498,100,264.85	66.284%	5.56%	47,295	$501,541,264.06	66.513%
31-60 DAYS DELINQUENT	5.99%	1,614	$24,309,411.64	3.235%	6.09%	1,594	$25,030,399.24	3.319%
61-90 DAYS DELINQUENT	6.05%	886	$13,998,900.74	1.863%	5.86%	819	$12,163,925.99	1.613%
91-120 DAYS DELINQUENT	5.80%	489	$7,008,381.33	0.933%	5.83%	458	$7,420,259.10	0.984%
> 120 DAYS DELINQUENT	5.81%	1,400	$20,368,704.57	2.711%	5.84%	1,395	$20,114,034.61	2.667%

FORBEARANCE	6.06%	4,933	$104,918,252.94	13.962%	6.06%	5,060	$105,595,945.42	14.004%
CLAIMS IN PROCESS	5.64%	171	$2,341,963.32	0.312%	6.39%	46	$568,429.30	0.075%
AGED CLAIMS REJECTED	3.62%	4	$38,977.48	0.005%	4.10%	4	$53,733.84	0.007%

TOTAL		62,765	$751,460,039.40	100.00%		63,003	$754,049,284.10	100.00%

* Percentages may not total 100% due to rounding
Trust 2011-1 Monthly Servicing Report: Collection Period 06/01/2011 - 06/30/2011, Distribution Date 07/25/2011

IV. 2011-1 Portfolio Characteristics (cont’d)

	06/30/2011	05/31/2011
Pool Balance	$757,835,487.41	$761,161,171.87

Total # Loans	62,765	63,003

Total # Borrowers	37,022	37,170

Weighted Average Coupon	5.67%	5.67%

Weighted Average Remaining Term	209.30	209.35

Non-Reimbursable Losses	$416.20	$-

Cumulative Non-Reimbursable Losses	$416.20	$-

Since Issued Constant Prepayment Rate (CPR)	-0.37%	-0.63%

Loan Substitutions	$-	$-

Cumulative Loan Substitutions	$-	$-

Rejected Claim Repurchases	$-	$-

Cumulative Rejected Claim Repurchases	$-	$-

Unpaid Primary Servicing Fees	$-	$-

Unpaid Administration Fees	$-	$-

Unpaid Carryover Servicing Fees	$-	$-

Note Principal Shortfall	$-	$-

Note Interest Shortfall	$-	$-

Unpaid Interest Carryover	$-	$-

Borrower Interest Accrued	$3,166,259.28	$3,277,570.51

Interest Subsidy Payments Accrued	$186,678.72	$202,361.79

Special Allowance Payments Accrued	$98.17	$113.02

Trust 2011-1 Monthly Servicing Report: Collection Period 06/01/2011 - 06/30/2011, Distribution Date 07/25/2011

V. 2011-1 Portfolio Statistics by School and Program

	Weighted
A LOAN TYPE	Average Coupon	# LOANS	$ AMOUNT	% *
- GSL (1) - Subsidized	0.00%	0	-	0.000%
- GSL - Unsubsidized	0.00%	0	-	0.000%
- PLUS (2) Loans	0.00%	0	-	0.000%
- SLS (3) Loans	0.00%	0	-	0.000%
- Consolidation Loans	5.67%	62,765	751,460,039.40	100.000%

Total	5.67%	62,765	$751,460,039.40	100.000%

	Weighted
B SCHOOL TYPE	Average Coupon	# LOANS	$ AMOUNT	% *

-Four Year	0.00%	0	-	0.000%
-Two Year	0.00%	0	-	0.000%
-Technical	0.00%	0	-	0.000%
-Other	5.67%	62,765	751,460,039.40	100.000%

Total	5.67%	62,765	$751,460,039.40	100.000%

*Percentages may not total 100% due to rounding.

(1)	Guaranteed Stafford Loan

(2)	Parent Loans for Undergraduate Students

(3)	Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.
Trust 2011-1 Monthly Servicing Report: Collection Period 06/01/2011 - 06/30/2011, Distribution Date 07/25/2011

VI.    2011-1 Waterfall for Distributions

			Remaining
		Paid	Funds Balance
Total Available Funds			$4,546,963.43

A	Primary Servicing Fee	$151,913.20	$4,395,050,23

B	Administration Fee	$6,667.00	$4,388,383.23

C	Class A Noteholders’ Interest Distribution Amount	$521,501.68	$3,866,881.55

D	Class B Noteholders’ Interest Distribution Amount	$20,580.74	$3,846,300.81

E	Reserve Account Reinstatement	$-	$3,846,300.81

F	Class A Noteholders’ Principal Distribution Amount	$3,333,998.67	$512,302.14

G	Class B Noteholders’ Principal Distribution Amount	$-	$512,302.14

H	Unpaid Expenses of The Trustees	$-	$512,302.14

I	Carryover Servicing Fee	$-	$512,302.14

J	Remaining Amounts to the Noteholders after the first auction date	$-	$512,302.14

K	Excess Distribution Certificateholder	$512,302.14	$-

Waterfall Triggers

A	Student Loan Principal Outstanding	$751,460,039.40

B	Interest to be Capitalized	$6,375,448.01

C	Capitalized Interest Account Balance	$65,100,000.00

D	Reserve Account Balance (after any reinstatement)	$1,894,588.72

E	Less: Specified Reserve Account Balance	$(1,894,588.72)

F	Total	$822,935,487.41

G	Class A Notes Outstanding (after application of available funds)	$768,134,076.13

H	Insolvency Event or Event of Default Under Indenture	N

I	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (G>F or H=Y)	N

Trust 2011-1 Monthly Servicing Report: Collection Period 06/01/2011 - 06/30/2011, Distribution Date 07/25/2011

VII. 2011-1	Distributions

Distribution Amounts

	A1	A2	B

Cusip/Isin	83149VAA7	83149VAB5	83149VAC3
Beginning Balance	$571,468,074.80	$2000,000,000.00	$24,370,000.00
Index	LIBOR	LIBOR	LIBOR
Spread/Fixed Rate	0.52%	1.15%	0.90
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin	6/27/2011	6/27/2011	6/27/2011
Accrual Period End	7/25/2011	7/25/2011	7/25/2011
Daycount Fraction	0.07777778	0.07777778	0.07777778
Interest Rate*	0.70580%	1.33580%	1.08580
Accrued Interest Factor	0.000548956	0.001038956	0.000844511
Current Interest Due	$313,710.57	$207,791.11	$20,580.74
Interest Shortfall from Prior Period Plus Accrued Interest	$-	$-	$-
Total Interest Due	$313,710.57	$207,791.11	$20,580.74
Interest Paid	$313,710.57	$207,791.11	$20,580.74
Interest Shortfall	$-	$-	$-
Principal Paid	$3,333,998.67	$-	$-
Ending Principal Balance	$568,134,076.13	$200,000,000.00	$24,370,000.00
Paydown Factor	0.005670288	0.000000000	0.000000000
Ending Balance Factor	0.966252211	1.000000000	1.000000000
* Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see http://www.salliemae.com/salliemae/investor/slmtrust/extracts/abrate.txt.

Trust 2011-1 Monthly Servicing Report: Collection Period 06/01/2011 - 06/30/2011, Distribution Date 07/25/2011

VIII. 2011-1               Reconciliations

A	Principal Distribution Reconciliation

	Notes Outstanding Principal Balance	$795,838,074.80

	Adjusted Pool Balance	$824,830,076.13

	Overcollateralization Amount	$32,326,000.00

	Principal Distribution Amount	$3,333,998.67

	Principal Distribution Amount Paid	$3,333,998.67

B	Reserve Account Reconciliation

	Beginning Period Balance	$1,902,902.93

	Reserve Funds Utilized	0.00

	Reserve Funds Reinstated	0.00

	Balance Available	$1,902,902.93

	Required Reserve Acct Balance	$1,894,588.72

	Release to Collection Account	$8,314.21

	Ending Reserve Account Balance	$1,894,588.72

C	Capitalized Interest Account

	Beginning Period Balance	$65,100,000.00

	Transfers to Collection Account	$-

	Ending Balance	$65,100,000.00

D	Floor Income Rebate Account

	Beginning Period Balance	$1,320,560.70

	Deposits for the Period	$1,273,903.93

	Release to Collection Account	$-

	Ending Balance	$2,594,464.63

E	Supplemental Purchase Account

	Beginning Period Balance	$-

	Supplemental Loan Purchases	$-

	Transfers to Collection Account	$-

	Ending Balance	$-

Trust 2011-1 Monthly Servicing Report: Collection Period 06/01/2011 - 06/30/2011, Distribution Date 07/25/2011

IX. 2011-1               Other Characteristics
Principal Balance of All Loans

	Deferment	Forbearance	Repayment	Grand Total

Subsidized Consolidation Loans	$40,550,676.06	$46,482,329.95	$260,736,100.65	$347,769,106.66

Unsubsidized Consolidation Loans	$42,331,886.24	$62,381,598.92	$305,352,895.59	$410,006,380.75

Total	$82,882,562.30	$108,863,928.87	$566,088,996.24	$757,835,487.41

Weighted Average Remaining Term of All Loans

	Deferment	Forbearance	Repayment	Grand Total

Subsidized Consolidation Loans	234	260	179	196

Unsubsidized Consolidation Loans	255	285	203	221

Total	245	274	192	209

Weighted Average Coupon of All Loans

	Deferment	Forbearance	Repayment	Grand Total

Subsidized Consolidation Loans	5.550%	5.924%	5.472%	5.542%

Unsubsidized Consolidation Loans	5.673%	6.159%	5.711%	5.775%

Total	5.613%	6.059%	5.601%	5.668%

Weighted Average SAP Margin of All CP Based Loans

	Deferment	Forbearance	Repayment	Grand Total

Subsidized Consolidation Loans	2.473%	2.372%	2.512%	2.489%

Unsubsidized Consolidation Loans	2.447%	2.322%	2.483%	2.455%

Total	2.459%	2.343%	2.496%	2.470%

Weighted Average SAP Margin of All T-Bill Based Loans

	Deferment	Repayment	Grand Total

Subsidized Consolidation Loans	3.100%	3.100%	3.100%

Unsubsidized Consolidation Loans	3.100%	3.100%	3.100%

Total	3.100%	3.100%	3.100%

Trust 2011-1 Monthly Servicing Report: Collection Period 06/01/2011 - 06/30/2011, Distribution Date 07/25/2011